[AMERICAN GENERAL LIFE COMPANIES LOGO]

                         Lauren W. Jones
                         Vice President and Chief Counsel,
                         Business Lines Legal
                         Direct Line (713) 831-8470
                         FAX (713) 620-3878
                         E-mail:  Laurie.Jones@aglife.com

                        May 2, 2012

BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington, D.C. 20549

Re:
The United States Life Insurance Company in the City of New York and
The United States Life Insurance Company in the City of New York
   Separate Account USL A ("Registrant")
Product:  Group Immediate Variable Annuity Contract - Vanguard
File No. 333-171496 and No. 811-04865
CIK No. 0000803401

Dear Ladies and Gentlemen:

     As Chief Counsel of The United States Life Insurance Company in the City of New York ("US Life") and counsel to US Life, as the depositor for the Registrant and on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its recent Initial Form N-4 Registration Statement ("Registration Statement"), as required by Rule 497(c) under the 1933 Act and as provided by Rule 309(b) of Regulation S-T.

     Registrant hereby certifies that:


(1)	the form of prospectus and statement of additional information
that would have been 	filed under paragraph (c) of Rule 497 under
the 1933 Act following the filing of the 	Amendment would not have
been different from that contained in the Amendment, and


(2)	the Amendment, which is designated as Post-Effective Amendment
No. 2 under the 	1933 Act and as Amendment No. 9 under the Investment
Company Act of 1940, was 	filed electronically on April 30, 2012.
            Please direct any inquiry regarding the foregoing to the undersigned at (713) 831-8470.

   Very truly yours,
 LAUREN W. JONES

The United States Life Insurance Company in the City of New York
  2919 Allen Parkway, L4-01 * Houston, TX 77019